Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 16,520	$ 14,605	$ 17,077
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,268,536	7,184,114	7,103,021
Add assumed exercise of outstanding dilutive potential ordinary shares	99,448	134,792	143,011
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,367,984	7,318,906	7,246,032
Basic income per ordinary share (US$)	$ 2.273	$ 2.033	$ 2.404
Diluted income per ordinary share (US$)	$ 2.242	$ 1.996	$ 2.357
The weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	43,181	37,304